Equity - Movement in own shares (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of classes of share capital [line items]
Beginning balance	£ (11,713)	£ (12,028)	£ (10,180)
Ending balance	£ (10,156)	£ (11,713)	£ (12,028)
Own shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	238	241	244
Beginning balance	£ 2,144	£ 2,176	£ 2,189
Ending balance (in shares)	232	238	241
Ending balance	£ 2,026	£ 2,144	£ 2,176
Own shares | Share trusts
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)	(1)	(1)	(3)
Increase (decrease) due to share based payment transactions	£ (14)	£ (9)	£ (32)
Own shares | Share plans
Disclosure of classes of share capital [line items]
Increase (decrease) due to share based payment transactions (in shares)	(5)	(4)	(5)
Increase (decrease) due to share based payment transactions	£ (104)	£ (89)	£ (82)
Number of own shares purchased (in shares)		2	5
Shares purchased		£ 66	£ 101
Own shares | Share buy- back programme
Disclosure of classes of share capital [line items]
Number of own shares purchased (in shares)	95	59
Shares purchased	£ 2,775	£ 1,507
Shares cancelled (in shares)	(95)	(59)
Shares cancelled	£ (2,775)	£ (1,507)